Organization and Reorganization - Comprehensive loss of the group's vie's (Details) - Consolidated VIEs without recourse to primary beneficiary - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity [Line Items]
Net revenues	¥ 93,975	¥ 104,819	¥ 144,115
Net income/(loss)	¥ (30,565)	¥ (3,462)	¥ 7,450